Basis of Presentation and Summary of Significant Accounting Policies - Summary of Outstanding Shares of Potentially Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Detail) - shares
	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities excluded from computation of net loss per share	3,959,693	21,530,200	21,962,047	15,644,656
Options to Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities excluded from computation of net loss per share	3,959,693	2,251,594	2,683,441	1,854,886
Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities excluded from computation of net loss per share		19,278,606	19,278,606	13,789,770